SECURED DEBENTURE (Details - Future minimum required payments) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
2025	$ 181,543
2026	260,588
2027	260,588
2028	65,147
Total	$ 767,865	$ 916,042